INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 5,429	$ 5,138	$ 10,821	$ 10,325
Net (loss) income	252	184	778	998
Share of (losses) earnings from investments in associates and joint ventures	(12)	95	111	136	$ 439
Associates and joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,696	4,481	8,735	8,955
Net (loss) income	$ 523	$ 1,058	$ 1,492	$ 1,558